Expense Example - Innovator Premium Income 15 Buffer ETF - July - Innovator Premium Income 15 Buffer ETF - July	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	$ 252